Fair Value Measurements - Schedule of monte carlo simulation model for the private placement warrants and public warrants (Detail) - $ / shares		3 Months Ended	7 Months Ended	12 Months Ended
	Aug. 07, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of monte carlo simulation model for the private placement warrants and public warrants [Abstract]
Expected term (years)				5 years 9 months 10 days	5 years 10 months 2 days
Expected volatility				47.43%	34.00%
Stock price			$ 1.12	$ 1.12	$ 0.11
Holicity Inc.
Schedule of monte carlo simulation model for the private placement warrants and public warrants [Abstract]
Risk-free interest rate	0.28%	0.94%	0.41%
Expected term (years)	5 years	5 years	5 years
Expected volatility	28.00%	29.00%	29.00%
Exercise price	$ 11.50	$ 11.50	$ 11.50
Stock price	$ 9.50	$ 11.79	$ 10.11	$ 10.11